UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4570

Name of Registrant:	Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1:	Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund
Schedule of Investments
August 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.9%)

Albany NY IDA Fac. Rev. (Holland Suites Project) VRDO	3.980%	9/11/2007 LOC	6,390	6,390
Allegany County NY IDA (Atlantic Richfield Project) VRDO	3.960%	9/4/2007	4,700	4,700
1Battery Park City NY Auth. Rev. TOB VRDO	4.020%	9/11/2007	5,235	5,235
Clifton Park NY IDA Multifamily Housing Rev. (Coburg Village Project) VRDO	3.940%	9/11/2007 LOC	5,400	5,400
2Cold Spring Harbor NY Central School Dist. TAN	4.250%	6/30/2008	2,250	2,260
1East Rochester NY Housing Auth. Rev. TOB VRDO	4.060%	9/11/2007	11,665	11,665
1Erie County NY IDA School Fac. Rev. TOB VRDO	4.020%	9/11/2007 (4)	3,825	3,825
Erie County NY Water Auth. Rev. VRDO	3.870%	9/11/2007 (2)	11,400	11,400
1GS Pool Trust TOB VRDO	4.050%	9/11/2007	10,873	10,873
Half Hollow Hills NY Central School Dist. Huntington & Babylon TAN	4.250%	6/30/2008	24,000	24,110
Harrison NY BAN	4.250%	6/20/2008	7,000	7,030
1Haverstraw-Stony Point NY Central School Dist. GO TOB VRDO	4.010%	9/11/2007 (4)	12,100	12,100
1Hudson Yards Infrastructure Corp. New York Rev. TOB VRDO	4.010%	9/11/2007 (1)	17,655	17,655
1Hudson Yards Infrastructure Corp. New York Rev. TOB VRDO	4.020%	9/11/2007 (3)	28,000	28,000
Jericho NY UFSD TAN	4.250%	6/20/2008	3,750	3,766
1Liberty NY Dev. Corp. Rev. TOB VRDO	4.020%	9/11/2007	6,565	6,565
1Liberty NY Dev. Corp. Rev. TOB VRDO	4.050%	9/11/2007	6,700	6,700
Long Island NY Power Auth. Electric System Rev.	5.125%	4/1/2008 (1)(Prere.)	14,255	14,507
Long Island NY Power Auth. Electric System Rev.	5.125%	4/1/2008 (1)(Prere.)	10,940	11,133
Long Island NY Power Auth. Electric System Rev.	5.000%	6/1/2008 (4)(Prere.)	13,000	13,254
Long Island NY Power Auth. Electric System Rev.	5.125%	6/1/2008 (4)(Prere.)	18,000	18,367
Long Island NY Power Auth. Electric System Rev.	5.125%	6/1/2008 (4)(Prere.)	38,755	39,551
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/2008 (1)(Prere.)	28,630	29,240
Long Island NY Power Auth. Electric System Rev. CP	3.700%	11/1/2007 LOC	59,200	59,200
1Long Island NY Power Auth. Electric System Rev. TOB VRDO	4.020%	9/11/2007 (1)	15,000	15,000
1Long Island NY Power Auth. Electric System Rev. TOB VRDO	4.020%	9/11/2007 (10)	69,300	69,300
1Long Island NY Power Auth. Electric System Rev. TOB VRDO	4.030%	9/11/2007 (2)	14,000	14,000
Long Island NY Power Auth. Electric System Rev. VRDO	3.930%	9/4/2007 LOC	3,200	3,200
Long Island NY Power Auth. Electric System Rev. VRDO	3.990%	9/4/2007 LOC	1,240	1,240
Long Island NY Power Auth. Electric System Rev. VRDO	3.850%	9/11/2007 LOC	12,600	12,600
Long Island NY Power Auth. Electric System Rev. VRDO	3.940%	9/11/2007 (1)	10,000	10,000
Long Island NY Power Auth. Electric System Rev. VRDO	4.050%	9/11/2007 (4)	49,610	49,610
Massapequa NY UFSD TAN	4.250%	6/26/2008	3,000	3,014
1Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	4.010%	9/11/2007 (4)	7,500	7,500
1Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	4.020%	9/11/2007 (1)	11,385	11,385
1Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	4.030%	9/11/2007 (1)	6,600	6,600
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	3.940%	9/4/2007 LOC	4,000	4,000
1Metro. New York Transp. Auth. Rev. TOB VRDO	4.010%	9/11/2007 (3)	14,280	14,280
1Metro. New York Transp. Auth. Rev. TOB VRDO	4.010%	9/11/2007 (2)	5,000	5,000
1Metro. New York Transp. Auth. Rev. TOB VRDO	4.040%	9/11/2007 (3)	19,810	19,810
Metro. New York Transp. Auth. Rev. VRDO	3.900%	9/11/2007 (11)	5,700	5,700
Metro. New York Transp. Auth. Rev. VRDO	3.910%	9/11/2007 (4)	3,500	3,500
Metro. New York Transp. Auth. Rev. VRDO	3.910%	9/11/2007 (10)	46,100	46,100
Metro. New York Transp. Auth. Rev. VRDO	3.910%	9/11/2007 (11)	33,275	33,275
Metro. New York Transp. Auth. Rev. VRDO	4.050%	9/11/2007 LOC	20,000	20,000
Metro. New York Transp. Auth. Transit Fac. CP	3.720%	9/7/2007 LOC	25,000	25,000
Metro. New York Transp. Auth. Transit Fac. CP	3.670%	9/13/2007 LOC	20,000	20,000
Metro. New York Transp. Auth. Transit Fac. CP	3.730%	10/9/2007 LOC	15,000	15,000
Monroe County NY IDA (Monroe Community College) VRDO	3.930%	9/11/2007 LOC	4,000	4,000
Nassau County NY GO BAN	3.625%	2/15/2008	40,000	40,000
Nassau County NY RAN	4.250%	5/30/2008	65,000	65,272
Nassau Health Care Corp. NY VRDO	3.910%	9/11/2007 (4)	10,000	10,000
Nassau Health Care Corp. NY VRDO	3.910%	9/11/2007 (4)	13,605	13,605
New York City NY Capital Resources (Enhanced Assistance PG) VRDO	3.950%	9/11/2007 LOC	8,700	8,700
New York City NY Cultural Resources Rev. (Pierpont Morgan Library) VRDO	3.920%	9/11/2007 LOC	8,000	8,000
New York City NY Cultural Resources Rev. (Solomon R. Guggenheim Foundation) VRDO	3.950%	9/11/2007 LOC	15,507	15,507
1New York City NY GO TOB PUT	3.720%	11/1/2007 (3)	9,670	9,670
1New York City NY GO TOB VRDO	4.010%	9/11/2007 (2)	7,715	7,715
1New York City NY GO TOB VRDO	4.010%	9/11/2007 (2)	4,565	4,565
1New York City NY GO TOB VRDO	4.010%	9/11/2007 (2)	24,810	24,810
1New York City NY GO TOB VRDO	4.020%	9/11/2007 (11)	7,335	7,335
1New York City NY GO TOB VRDO	4.040%	9/11/2007 (4)	6,144	6,144
1New York City NY GO TOB VRDO	4.040%	9/11/2007	50,000	50,000
1New York City NY GO TOB VRDO	4.050%	9/11/2007 (1)	5,840	5,840
New York City NY GO VRDO	3.900%	9/4/2007 LOC	30,900	30,900
New York City NY GO VRDO	3.900%	9/4/2007 LOC	5,265	5,265
New York City NY GO VRDO	3.880%	9/11/2007 LOC	5,200	5,200
New York City NY GO VRDO	3.890%	9/11/2007 LOC	5,450	5,450
New York City NY GO VRDO	3.910%	9/11/2007 LOC	5,695	5,695
New York City NY GO VRDO	3.940%	9/11/2007 LOC	18,475	18,475
New York City NY GO VRDO	3.940%	9/11/2007 LOC	27,850	27,850
New York City NY GO VRDO	3.950%	9/11/2007 (2)	13,525	13,525
New York City NY GO VRDO	3.950%	9/11/2007 LOC	8,000	8,000
New York City NY Housing Dev. Corp. Multi-Family Rev. (Beacon Mews) VRDO	3.940%	9/11/2007 LOC	23,500	23,500
New York City NY Housing Dev. Corp. Multi-Family Rev. (First Avenue) VRDO	3.920%	9/11/2007	24,205	24,205
1New York City NY Housing Dev. Corp. Multi-Family Rev. TOB VRDO	4.020%	9/11/2007	12,505	12,505
1New York City NY Housing Dev. Corp. Multi-Family Rev. TOB VRDO	4.020%	9/11/2007	12,515	12,515
New York City NY Housing Dev. Corp. Multi-Family Rev. VRDO	3.920%	9/11/2007	45,800	45,800
1New York City NY Housing Dev. Corp. Rev. (Capital Funding Program) TOB VRDO	4.010%	9/11/2007 (3)	8,755	8,755
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 201 Pearl Street) VRDO	3.910%	9/11/2007 LOC	21,300	21,300
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 90 West Street) VRDO	3.910%	9/11/2007	25,000	25,000
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - Atlantic Court) VRDO	3.950%	9/11/2007	53,100	53,100
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - Ocean Gate) VRDO	3.980%	9/11/2007	32,530	32,530
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - One Columbus Place) VRDO	3.920%	9/11/2007 LOC	32,000	32,000
1New York City NY Housing Dev. Corp. Rev. TOB VRDO	4.010%	9/11/2007 (3)	12,745	12,745
1New York City NY Housing Dev. Corp. Rev. TOB VRDO	4.050%	9/11/2007 (3)	5,130	5,130
New York City NY Housing Dev. Corp. Rev. VRDO	3.920%	9/11/2007	22,200	22,200
New York City NY IDA (Civic Fac. Rev.) VRDO	3.950%	9/11/2007 (10)	9,000	9,000
New York City NY IDA (Civil Liberties Union) VRDO	3.920%	9/4/2007 LOC	18,200	18,200
New York City NY IDA (NY Congregational Nursing Center Project) VRDO	3.950%	9/11/2007 LOC	4,900	4,900
1New York City NY IDA Rev. TOB VRDO	4.030%	9/11/2007 (3)	5,095	5,095
1New York City NY IDA Rev. TOB VRDO	4.040%	9/11/2007 (3)	26,660	26,660
1New York City NY IDA Rev. TOB VRDO	4.040%	9/11/2007 (3)	16,490	16,490
New York City NY IDA Special Fac. Rev. (Korean Air Lines) VRDO	3.950%	9/11/2007 LOC	16,700	16,700
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	3.720%	9/7/2007	8,620	8,620
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	3.740%	9/7/2007	25,000	25,000
1New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	4.010%	9/11/2007	16,970	16,970
1New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	4.010%	9/11/2007 (2)	14,980	14,980
1New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	4.010%	9/11/2007	5,000	5,000
1New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	4.010%	9/11/2007	38,125	38,125
1New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	4.010%	9/11/2007	10,000	10,000
1New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	4.010%	9/11/2007 (1)	12,685	12,685
1New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	4.020%	9/11/2007 (2)	4,935	4,935
1New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	4.020%	9/11/2007	4,500	4,500
1New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	4.030%	9/11/2007 (1)	4,950	4,950
1New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	4.030%	9/11/2007 (4)	20,015	20,015
1New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	4.040%	9/11/2007	6,000	6,000
1New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	4.040%	9/11/2007	13,450	13,450
1New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	4.040%	9/11/2007	9,356	9,356
1New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	4.080%	9/11/2007	9,055	9,055
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.900%	9/4/2007	8,900	8,900
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.900%	9/4/2007 (3)	13,400	13,400
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.920%	9/4/2007	4,600	4,600
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.990%	9/4/2007	2,300	2,300
1New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	4.010%	9/11/2007 (1)	14,815	14,815
1New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	4.010%	9/11/2007 (1)	2,250	2,250
1New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	4.010%	9/11/2007 (2)	6,515	6,515
1New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	4.010%	9/11/2007 (2)	6,400	6,400
1New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	4.010%	9/11/2007 (1)	6,590	6,590
1New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	4.010%	9/11/2007 (1)	2,575	2,575
1New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	4.020%	9/11/2007 (1)	5,685	5,685
1New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	4.020%	9/11/2007 (1)	4,810	4,810
1New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	4.030%	9/11/2007 (2)	9,400	9,400
1New York City NY Transitional Finance Auth. Building Aid Rev. TOB PUT	3.760%	6/5/2008 (3)	10,000	10,000
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/2007 (ETM)	12,000	12,028
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/2007 (ETM)	10,790	10,815
1New York City NY Transitional Finance Auth. Rev. TOB VRDO	4.010%	9/11/2007 (3)	12,000	12,000
1New York City NY Transitional Finance Auth. Rev. TOB VRDO	4.010%	9/11/2007	15,460	15,460
1New York City NY Transitional Finance Auth. Rev. TOB VRDO	4.010%	9/11/2007 (3)	6,070	6,070
1New York City NY Transitional Finance Auth. Rev. TOB VRDO	4.010%	9/11/2007 (3)	6,725	6,725
1New York City NY Transitional Finance Auth. Rev. TOB VRDO	4.030%	9/11/2007	1,300	1,300
1New York City NY Transitional Finance Auth. Rev. TOB VRDO	4.030%	9/11/2007 (2)	19,700	19,700
1New York City NY Transitional Finance Auth. Rev. TOB VRDO	4.030%	9/11/2007 (3)	7,600	7,600
1New York City NY Transitional Finance Auth. Rev. TOB VRDO	4.040%	9/11/2007 (3)	7,935	7,935
New York City NY Transitional Finance Auth. Rev. VRDO	3.900%	9/4/2007	9,250	9,250
New York City NY Transitional Finance Auth. Rev. VRDO	3.900%	9/4/2007	17,715	17,715
New York City NY Transitional Finance Auth. Rev. VRDO	3.920%	9/4/2007	5,325	5,325
New York City NY Transitional Finance Auth. Rev. VRDO	3.930%	9/4/2007	3,000	3,000
New York City NY Transitional Finance Auth. Rev. VRDO	3.930%	9/4/2007	11,250	11,250
New York City NY Transitional Finance Auth. Rev. VRDO	3.930%	9/4/2007	3,000	3,000
New York City NY Transitional Finance Auth. Rev. VRDO	3.950%	9/4/2007	3,500	3,500
New York City NY Transitional Finance Auth. Rev. VRDO	3.950%	9/4/2007	10,000	10,000
New York City NY Transitional Finance Auth. Rev. VRDO	3.900%	9/11/2007	13,670	13,670
New York City NY Transitional Finance Auth. Rev. VRDO	3.900%	9/11/2007	12,900	12,900
New York City NY Transitional Finance Auth. Rev. VRDO	3.910%	9/11/2007	8,465	8,465
New York City NY Transitional Finance Auth. Rev. VRDO	4.050%	9/11/2007	44,195	44,195
1New York Convention Center Dev. Corp. Rev. TOB VRDO	4.020%	9/11/2007 (2)	15,500	15,500
1New York Metro. Transp. Auth. Rev. TOB VRDO	4.030%	9/11/2007 (3)	14,290	14,290
New York State Dormitory Auth. Rev. (Catholic Health) VRDO	3.950%	9/11/2007 LOC	27,495	27,495
New York State Dormitory Auth. Rev. (Catholic Health) VRDO	3.950%	9/11/2007 LOC	8,280	8,280
1New York State Dormitory Auth. Rev. (City Univ.) TOB VRDO	4.020%	9/11/2007 (4)	7,220	7,220
New York State Dormitory Auth. Rev. (Columbia Univ.) CP	3.680%	9/12/2007	26,670	26,670
New York State Dormitory Auth. Rev. (Columbia Univ.) CP	3.670%	11/16/2007	12,800	12,800
New York State Dormitory Auth. Rev. (Cornell Univ.) CP	3.600%	11/8/2007	5,400	5,400
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	3.930%	9/4/2007	14,925	14,925
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	3.880%	9/11/2007	26,330	26,330
1New York State Dormitory Auth. Rev. (Dept. of Health) TOB VRDO	4.010%	9/11/2007 (3)	2,605	2,605
1New York State Dormitory Auth. Rev. (Memorial Sloan Kettering) TOB VRDO	4.010%	9/11/2007 (1)	7,085	7,085
1New York State Dormitory Auth. Rev. (Mental Health Services) TOB VRDO	4.080%	9/11/2007 (1)	9,225	9,225
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.900%	9/11/2007 (1)	21,200	21,200
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.910%	9/11/2007	71,500	71,500
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.920%	9/11/2007 (4)	17,500	17,500
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.920%	9/11/2007 (4)	9,405	9,405
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.920%	9/11/2007 (4)	11,250	11,250
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.950%	9/11/2007 (2)	2,500	2,500
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	4.050%	9/11/2007 (4)	11,870	11,870
New York State Dormitory Auth. Rev. (New York Public Library) VRDO	3.940%	9/11/2007 (1)	35,940	35,940
New York State Dormitory Auth. Rev. (New York Public Library) VRDO	3.940%	9/11/2007 (1)	9,900	9,900
1New York State Dormitory Auth. Rev. (New York Univ.) TOB VRDO	4.040%	9/11/2007 (1)	6,700	6,700
1New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	4.010%	9/11/2007	11,950	11,950
1New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	4.020%	9/11/2007 (2)	5,850	5,850
1New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	4.020%	9/11/2007 (2)	17,760	17,760
1New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	4.050%	9/11/2007 (1)	5,485	5,485
1New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	4.080%	9/11/2007	4,305	4,305
New York State Dormitory Auth. Rev. (Rockefeller Univ.) VRDO	3.900%	9/11/2007	24,400	24,400
New York State Dormitory Auth. Rev. (St. John's Univ.)	5.250%	7/1/2008 (1)(Prere.)	15,170	15,503
New York State Dormitory Auth. Rev. (Univ. System)	5.250%	1/1/2008 (1)(Prere.)	14,500	14,864
New York State Dormitory Auth. Rev. (Upstate Community Colleges) VRDO	3.900%	9/11/2007 (11)	30,755	30,755
1New York State Dormitory Auth. Rev. (Vassar College) TOB VRDO	4.030%	9/11/2007	5,315	5,315
New York State Dormitory Auth. Rev. Non State Supported Debt (Barnard College) VRDO	3.940%	9/11/2007 (3)	10,580	10,580
1New York State Dormitory Auth. Rev. TOB VRDO	4.010%	9/11/2007 (3)	19,085	19,085
1New York State Dormitory Auth. Rev. TOB VRDO	4.010%	9/11/2007 (4)	5,550	5,550
1New York State Dormitory Auth. Rev. TOB VRDO	4.010%	9/11/2007	28,625	28,625
1New York State Dormitory Auth. Rev. TOB VRDO	4.010%	9/11/2007 (3)	9,475	9,475
1New York State Dormitory Auth. Rev. TOB VRDO	4.010%	9/11/2007	10,320	10,320
1New York State Dormitory Auth. Rev. TOB VRDO	4.010%	9/11/2007 (3)	7,280	7,280
1New York State Dormitory Auth. Rev. TOB VRDO	4.010%	9/11/2007 (1)	23,250	23,250
1New York State Dormitory Auth. Rev. TOB VRDO	4.010%	9/11/2007 (1)	11,175	11,175
1New York State Dormitory Auth. Rev. TOB VRDO	4.020%	9/11/2007 (2)	16,835	16,835
1New York State Dormitory Auth. Rev. TOB VRDO	4.020%	9/11/2007	40,340	40,340
1New York State Dormitory Auth. Rev. TOB VRDO	4.020%	9/11/2007	28,385	28,385
1New York State Dormitory Auth. Rev. TOB VRDO	4.020%	9/11/2007 (1)	10,000	10,000
1New York State Dormitory Auth. Rev. TOB VRDO	4.020%	9/11/2007	25,000	25,000
1New York State Dormitory Auth. Rev. TOB VRDO	4.020%	9/11/2007	52,305	52,305
1New York State Dormitory Auth. Rev. TOB VRDO	4.030%	9/11/2007	18,380	18,380
1New York State Dormitory Auth. Rev. TOB VRDO	4.040%	9/11/2007	10,400	10,400
1New York State Dormitory Auth. Rev. TOB VRDO	4.040%	9/11/2007 (2)	5,790	5,790
1New York State Dormitory Auth. Rev. TOB VRDO	4.040%	9/11/2007	15,200	15,200
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	3.880%	9/11/2007 LOC	15,000	15,000
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	3.880%	9/11/2007 LOC	15,000	15,000
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	3.900%	9/11/2007 LOC	13,700	13,700
1New York State Environmental Fac. Corp. PCR TOB VRDO	4.080%	9/11/2007 (4)	25,400	25,400
1New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	3.990%	9/11/2007	9,990	9,990
1New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	4.010%	9/11/2007	8,065	8,065
1New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	4.010%	9/11/2007	26,485	26,485
1New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	4.010%	9/11/2007	2,560	2,560
1New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	4.010%	9/11/2007	15,445	15,445
1New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	4.020%	9/11/2007	5,380	5,380
1New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	4.020%	9/11/2007	2,640	2,640
1New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	4.020%	9/11/2007	6,370	6,370
1New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	4.020%	9/11/2007	9,720	9,720
1New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	4.030%	9/11/2007	16,500	16,500
1New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	4.040%	9/11/2007	19,595	19,595
1New York State Environmental Fac. Corp. Rev. (State Personal Tax) TOB VRDO	3.990%	9/11/2007	11,220	11,220
New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	3.880%	9/4/2007	16,100	16,100
New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	3.940%	9/4/2007	26,700	26,700
New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	3.940%	9/4/2007	25,900	25,900
New York State GO PUT	3.700%	12/4/2007 LOC	26,500	26,500
New York State Housing Finance Agency Rev. (Chelsea Apartments) VRDO	4.150%	9/11/2007	66,170	66,170
1New York State Housing Finance Agency Rev. (Personal Income Tax) TOB VRDO	4.050%	9/11/2007 (3)	7,875	7,875
New York State Housing Finance Agency Rev. (Residential) VRDO	4.040%	9/11/2007 (2)	6,600	6,600
New York State Housing Finance Agency Rev. (Saville Housing) VRDO	3.930%	9/11/2007 LOC	55,000	55,000
New York State Housing Finance Agency Rev. (West 23rd Street) VRDO	3.950%	9/11/2007 LOC	42,400	42,400
New York State Housing Finance Agency Rev. VRDO	3.900%	9/11/2007 LOC	20,400	20,400
New York State Housing Finance Agency Rev. VRDO	3.920%	9/11/2007 LOC	22,300	22,300
New York State Housing Finance Agency Rev. VRDO	3.940%	9/11/2007 LOC	31,000	31,000
New York State Housing Finance Agency Rev. VRDO	3.940%	9/11/2007	4,500	4,500
New York State Housing Finance Agency Rev. VRDO	3.950%	9/11/2007	50,000	50,000
New York State Housing Finance Agency Rev. VRDO	3.950%	9/11/2007 LOC	50,000	50,000
New York State Housing Finance Agency Rev. VRDO	4.040%	9/11/2007	22,000	22,000
New York State Housing Finance Agency Service Contract Rev. VRDO	3.910%	9/11/2007 LOC	22,300	22,300
New York State Housing Finance Agency Service Contract Rev. VRDO	3.940%	9/11/2007 LOC	25,000	25,000
New York State Housing Finance Agency Service Contract Rev. VRDO	3.950%	9/11/2007	26,700	26,700
New York State Housing Finance Agency Service Contract Rev. VRDO	3.950%	9/11/2007 LOC	9,000	9,000
New York State Local Govt. Assistance Corp. VRDO	3.850%	9/11/2007 LOC	20,000	20,000
New York State Local Govt. Assistance Corp. VRDO	3.870%	9/11/2007 LOC	33,875	33,875
New York State Local Govt. Assistance Corp. VRDO	3.870%	9/11/2007 (4)	10,450	10,450
New York State Local Govt. Assistance Corp. VRDO	3.870%	9/11/2007 (3)	34,000	34,000
New York State Local Govt. Assistance Corp. VRDO	3.900%	9/11/2007 LOC	53,975	53,975
New York State Local Govt. Assistance Corp. VRDO	3.940%	9/11/2007 LOC	6,300	6,300
1New York State Mortgage Agency Rev. TOB VRDO	4.030%	9/11/2007	25,160	25,160
New York State Mortgage Agency Rev. VRDO	3.920%	9/4/2007	19,000	19,000
New York State Power Auth. Rev.	5.500%	11/15/2007	13,565	13,617
New York State Power Auth. Rev. CP	3.840%	9/14/2007	9,000	9,000
New York State Power Auth. Rev. CP	3.690%	10/1/2007	16,300	16,300
New York State Power Auth. Rev. CP	3.700%	10/10/2007	44,200	44,200
New York State Power Auth. Rev. CP	3.650%	11/8/2007	8,925	8,925
New York State Power Auth. Rev. CP	3.680%	11/8/2007	1,000	1,000
New York State Power Auth. Rev. CP	3.760%	11/15/2007	15,000	15,000
New York State Power Auth. Rev. PUT	3.650%	3/3/2008	32,000	32,000
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/2008 (1)(ETM)	6,000	6,046
1New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	3.990%	9/11/2007 (2)	7,995	7,995
1New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	4.010%	9/11/2007 (2)	14,295	14,295
1New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	4.010%	9/11/2007 (2)	7,500	7,500
1New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	4.010%	9/11/2007 (2)	10,390	10,390
1New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	4.010%	9/11/2007 (2)	10,540	10,540
1New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	4.010%	9/11/2007 (2)	4,690	4,690
1New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	4.010%	9/11/2007	42,625	42,625
1New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	4.010%	9/11/2007	15,110	15,110
1New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	4.020%	9/11/2007 (1)	8,390	8,390
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	4.020%	9/11/2007	5,245	5,245
1New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	4.040%	9/11/2007 (2)	8,707	8,707
1New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	4.050%	9/11/2007 (1)	5,970	5,970
1New York State Thruway Auth. Rev. (Personal Income Tax) TOB VRDO	4.010%	9/11/2007 (3)	10,980	10,980
1New York State Thruway Auth. Rev. (Personal Income Tax) TOB VRDO	4.020%	9/11/2007 (2)	5,220	5,220
New York State Thruway Auth. Rev. (Service Contract)	5.000%	3/15/2008	23,100	23,267
1New York State Thruway Auth. Rev. TOB VRDO	4.000%	9/11/2007 (2)	8,065	8,065
1New York State Thruway Auth. Rev. TOB VRDO	4.010%	9/11/2007	10,415	10,415
1New York State Thruway Auth. Rev. TOB VRDO	4.010%	9/11/2007 (4)	4,445	4,445
1New York State Thruway Auth. Rev. TOB VRDO	4.010%	9/11/2007 (2)	18,635	18,635
1New York State Thruway Auth. Rev. TOB VRDO	4.010%	9/11/2007 (2)	31,990	31,990
1New York State Urban Dev. Corp. Rev. (Correctional Fac.) TOB VRDO	4.010%	9/11/2007 (3)	5,150	5,150
1New York State Urban Dev. Corp. Rev. (Correctional Fac.) TOB VRDO	4.010%	9/11/2007 (3)	4,930	4,930
1New York State Urban Dev. Corp. Rev. TOB VRDO	4.050%	9/11/2007 (2)	5,295	5,295
1New York State Urban Dev. Corp. TOB VRDO	4.030%	9/11/2007	12,155	12,155
Oneida County NY IDA Rev. (Hamilton College) VRDO	4.050%	9/11/2007 (1)	24,480	24,480
Onondaga County NY IDA Civic Fac. Rev. VRDO	3.960%	9/11/2007 LOC	11,475	11,475
1Orange County NY TOB VRDO	4.010%	9/11/2007	1,175	1,175
Orangetown NY BAN	4.000%	3/28/2008	14,100	14,133
Oyster Bay NY BAN	4.000%	3/14/2008	18,875	18,920
Port Auth of New York & New Jersey Rev. VRDO	3.870%	9/4/2007	1,000	1,000
Port Auth. of New York & New Jersey CP	3.750%	9/6/2007	3,225	3,225
1Port Auth. of New York & New Jersey Rev. TOB VRDO	3.954%	9/11/2007 (10)	5,380	5,380
1Port Auth. of New York & New Jersey Rev. TOB VRDO	4.020%	9/11/2007	10,000	10,000
1Port Auth. of New York & New Jersey Rev. TOB VRDO	4.030%	9/11/2007 (3)	2,740	2,740
1Port Auth. of New York & New Jersey Rev. TOB VRDO	4.030%	9/11/2007 (4)	9,975	9,975
1Port Auth. of New York & New Jersey Rev. TOB VRDO	4.030%	9/11/2007 (11)	10,465	10,465
1Port Auth. of New York & New Jersey Rev. TOB VRDO	4.030%	9/11/2007 (1)	6,140	6,140
1Port Auth. of New York & New Jersey Rev. TOB VRDO	4.040%	9/11/2007 (4)	10,000	10,000
1Port Auth. of New York & New Jersey Rev. TOB VRDO	4.080%	9/11/2007 (3)	6,482	6,482
Port Auth. of New York & New Jersey Rev. TOB VRDO	4.280%	9/11/2007	35,000	35,000
Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	3.870%	9/4/2007	3,500	3,500
Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	3.940%	9/4/2007	8,000	8,000
Poughkeepsie Town NY BAN	4.250%	9/13/2007	9,700	9,702
Riverhead NY IDA Rev. (Central Suffolk Hosp.) VRDO	3.950%	9/11/2007 LOC	7,000	7,000
Riverhead NY IDA Rev. (Central Suffolk Hosp.) VRDO	3.950%	9/11/2007 LOC	5,000	5,000
Rockland County NY BAN	4.000%	3/20/2008	65,000	65,157
Southampton Town NY BAN	4.000%	4/3/2008	7,300	7,319
Suffolk County NY Water Auth. Rev. VRDO	3.860%	9/11/2007	45,000	45,000
Syosset NY Central School Dist. TAN	4.250%	6/27/2008	15,000	15,070
1Tobacco Settlement Financing Corp. New York Rev. TOB VRDO	3.990%	9/11/2007 (3)	14,300	14,300
1Tobacco Settlement Financing Corp. New York Rev. TOB VRDO	4.030%	9/11/2007 (2)	11,355	11,355
1Tobacco Settlement Financing Corp. New York Rev. TOB VRDO	4.030%	9/11/2007 (2)	10,335	10,335
1Tobacco Settlement Financing Corp. New York Rev. TOB VRDO	4.050%	9/11/2007 (2)	4,995	4,995
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	3.880%	9/11/2007	15,700	15,700
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	3.880%	9/11/2007	8,390	8,390
Tompkins County NY IDA Civic Fac. (Ithaca Univ.) VRDO	3.920%	9/11/2007 (10)	22,110	22,110
Tompkins County NY IDA Civic Fac. (Ithaca Univ.) VRDO	3.920%	9/11/2007 (10)	35,290	35,290
1Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	4.010%	9/11/2007	6,835	6,835
1Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	4.020%	9/11/2007	9,275	9,275
1Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	4.030%	9/11/2007 (1)	7,200	7,200
1Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	4.030%	9/11/2007 (3)	4,000	4,000
1Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	4.040%	9/11/2007 (1)	1,995	1,995
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.900%	9/11/2007	14,775	14,775
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.910%	9/11/2007	48,820	48,820
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.910%	9/11/2007 (4)	25,000	25,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.910%	9/11/2007	90,800	90,800
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.920%	9/11/2007	10,000	10,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.920%	9/11/2007	5,200	5,200
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.930%	9/11/2007	8,035	8,035
Watervliet NY Housing Auth. Rev. (Beltrone Senior Living) VRDO	3.970%	9/11/2007 LOC	14,000	14,000
Westchester County NY IDA (Levister Redev. LLC) VRDO	4.040%	9/11/2007 LOC	19,500	19,500
White Plains NY City School Dist. BAN	4.000%	12/18/2007	15,000	15,016
Outside New York:
1Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	4.020%	9/11/2007 (1)(3)	10,000	10,000

Total Municipal Bonds
(Cost $5,141,060)				5,141,060

Other Assets and Liabilities—Net (1.1%)				55,157

Net Assets (100%)				5,196,217

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of these securities was $1,836,547,000, representing 35.3.% of net assets.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2007.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard New York Long-Term Tax-Exempt Fund
Schedule of Investments
August 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.6%)

Albany County NY GO	5.000%	10/1/2012 (3)	4,400	4,539
Battery Park City NY Auth. Rev.	5.250%	11/1/2015	12,520	13,489
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/2015 (1)	335	335
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/2015 (1)	2,665	2,668
Buffalo NY GO	5.125%	2/1/2012 (2)	1,870	1,923
Buffalo NY GO	5.125%	2/1/2013 (2)	2,945	3,029
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2020 (4)	3,510	3,867
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2021 (4)	5,000	5,505
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2022 (4)	4,500	4,955
Erie County NY Water Auth. Rev.	6.000%	12/1/2008 (2)(ETM)	1,030	1,045
Hempstead NY GO	5.625%	2/1/2012 (3)	1,220	1,229
Hempstead NY GO	5.625%	2/1/2013 (3)	960	967
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/2017	2,360	2,452
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/2019	3,200	3,307
Hudson Yards Infrastructure Corp. New York Rev.	5.000%	2/15/2047 (3)	10,000	10,116
Huntington NY GO	6.700%	2/1/2011 (3)	310	340
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/2035	60,000	62,619
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2011 (4)	16,690	14,487
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/2013	15,690	16,812
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2014 (4)	5,000	3,826
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2019 (4)	2,460	1,468
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2021 (4)	13,355	7,185
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2023 (4)	35,500	17,184
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2024 (4)	21,830	9,977
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2027 (4)	23,905	9,207
Long Island NY Power Auth. Electric System Rev. VRDO	3.880%	9/4/2007 LOC	14,000	14,000
Long Island NY Power Auth. Electric System Rev. VRDO	3.990%	9/4/2007 LOC	2,450	2,450
Long Island NY Power Auth. Electric System Rev. VRDO	3.850%	9/11/2007 (4)	10,305	10,305
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.125%	7/1/2009 (3)(Prere.)	3,000	3,079
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/2010 (1)(Prere.)	7,900	8,275
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	32,500	37,384
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2016 (2)	28,075	30,324
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2016 (1)	4,000	4,320
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2017 (1)	5,000	5,376
1Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2017 (2)	35,000	37,632
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2019 (1)	6,000	6,448
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2020 (1)	7,000	7,523
Nassau County NY Combined Sewer Dist. GO	5.000%	5/1/2011 (3)	1,770	1,848
Nassau County NY GO	5.250%	6/1/2011 (2)	3,670	3,832
Nassau County NY GO	5.250%	6/1/2012 (2)	4,670	4,885
Nassau County NY GO	5.250%	6/1/2013 (2)	6,905	7,223
Nassau County NY GO	5.250%	6/1/2014 (2)	6,585	6,888
2New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.000%	7/1/2044 (1)	5,000	5,054
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.500%	1/1/2016 (2)	2,000	2,043
New York City NY GO	5.750%	5/15/2010 (4)(Prere.)	4,540	4,826
New York City NY GO	5.875%	5/15/2010 (4)(Prere.)	4,670	4,979
New York City NY GO	5.250%	3/15/2011 (2)(Prere.)	390	415
New York City NY GO	5.750%	8/1/2011 (1)	15,750	16,746
New York City NY GO	5.750%	3/15/2012 (4)(Prere.)	1,560	1,696
New York City NY GO	5.125%	8/1/2013 (4)	19,025	19,892
New York City NY GO	5.375%	8/1/2013 (3)	8,295	8,487
New York City NY GO	5.200%	8/1/2014 (4)	5,000	5,221
New York City NY GO	5.250%	3/15/2016 (2)	4,610	4,872
New York City NY GO	5.000%	8/1/2025	8,905	9,103
New York City NY GO VRDO	3.900%	9/4/2007 (4)	2,800	2,800
New York City NY GO VRDO	3.950%	9/4/2007 LOC	3,700	3,700
New York City NY GO VRDO	3.990%	9/4/2007 LOC	4,400	4,400
New York City NY GO VRDO	3.940%	9/11/2007 LOC	8,125	8,125
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/2031 (2)	37,990	39,014
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/2036 (2)	11,285	11,529
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/2039 (2)	40,405	41,279
New York City NY IDA (Yankee Stadium)	5.000%	3/1/2031 (3)	29,460	30,233
New York City NY IDA (Yankee Stadium)	5.000%	3/1/2036 (1)	49,000	50,032
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.750%	6/15/2009 (3)(Prere.)	30,650	32,047
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	0.000%	6/15/2017	10,000	6,616
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/2017	25,015	26,583
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	0.000%	6/15/2018	10,000	6,289
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/2018	25,095	26,640
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	0.000%	6/15/2021	4,490	2,414
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/2027 (1)	17,000	17,496
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/2031	9,000	9,197
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.920%	9/4/2007	14,815	14,815
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.920%	9/4/2007	13,165	13,165
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2026 (1)	10,000	10,320
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/2009 (Prere.)	15	16
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/2009 (Prere.)	1,660	1,725
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/2009 (Prere.)	1,325	1,377
New York City NY Transitional Finance Auth. Rev.	5.750%	5/15/2010 (Prere.)	930	989
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/2011 (Prere.)	4,420	4,724
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/2011 (Prere.)	2,435	2,602
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/2011 (Prere.)	2,955	3,158
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/2012	2,805	2,988
New York City NY Transitional Finance Auth. Rev.	5.250%	5/1/2013	12,270	13,064
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/2014	7,580	8,060
New York City NY Transitional Finance Auth. Rev.	5.250%	5/1/2014	17,720	18,798
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/2015	7,310	7,730
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/2015	2,565	2,722
New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/2015	9,395	9,972
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/2016	8,415	8,898
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/2016	11,045	11,727
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/2016	2,735	2,918
New York City NY Transitional Finance Auth. Rev. VRDO	3.930%	9/4/2007	2,100	2,100
New York City NY Transitional Finance Auth. Rev. VRDO	3.930%	9/4/2007	1,900	1,900
New York City NY Transitional Finance Auth. Rev. VRDO	3.950%	9/4/2007	11,195	11,195
New York City NY Transitional Finance Auth. Rev. VRDO	3.950%	9/4/2007	5,200	5,200
New York City NY Transitional Finance Auth. Rev. VRDO	3.950%	9/4/2007	4,585	4,585
New York City NY Transitional Finance Auth. Rev. VRDO	3.990%	9/4/2007	3,500	3,500
New York State Dormitory Auth. Rev.	5.250%	2/15/2019 (3)	2,420	2,567
New York State Dormitory Auth. Rev.	5.250%	2/15/2020 (3)	2,555	2,698
New York State Dormitory Auth. Rev.	5.250%	2/15/2021 (3)	1,680	1,769
New York State Dormitory Auth. Rev.	5.250%	2/15/2022 (3)	2,825	2,967
New York State Dormitory Auth. Rev.	5.250%	2/15/2023 (3)	1,120	1,174
New York State Dormitory Auth. Rev. (Albany Medical Center)	5.000%	8/15/2018 (4)(7)	16,990	17,723
New York State Dormitory Auth. Rev. (Albany Medical Center)	5.000%	8/15/2025 (4)(7)	2,000	2,047
New York State Dormitory Auth. Rev. (Catholic Health)	5.500%	7/1/2022 (1)	10,000	10,377
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2010 (3)(Prere.)	2,215	2,341
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2010 (3)(Prere.)	4,475	4,730
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2011 (3)	5,950	6,228
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2015 (3)	31,620	33,290
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2016 (3)	7,255	7,640
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2020 (3)	14,525	16,230
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2022 (3)	9,240	10,338
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	5/15/2023 (3)	5,000	5,588
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2023 (3)	7,915	8,871
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2019	4,900	5,183
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2019	5,100	5,377
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2021	6,990	7,340
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2022	7,345	7,675
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2023	7,575	7,937
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/2026	4,000	4,138
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/2031	6,905	7,098
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/2035	14,950	15,303
New York State Dormitory Auth. Rev. (Court Fac.)	5.750%	5/15/2010 (2)(Prere.)	21,370	22,734
New York State Dormitory Auth. Rev. (Fordham Univ.)	7.200%	7/1/2015 (2)	40	40
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/2020	3,965	4,005
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/2021	4,035	4,061
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/2022	4,285	4,300
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/2026	5,495	5,448
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/2026	1,800	1,785
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/2034	5,000	4,848
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	95	101
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	90	96
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	105	112
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	2,660	2,827
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	2,370	2,519
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	2,515	2,673
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2013 (4)	15	16
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2014 (4)	15	16
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2015 (4)	15	16
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/2025 (3)	6,575	6,739
New York State Dormitory Auth. Rev. (Mental Health Services)	5.375%	2/15/2026 (1)	25	25
New York State Dormitory Auth. Rev. (Montefiore Hosp.)	5.000%	8/1/2033 (3)	10,000	10,148
New York State Dormitory Auth. Rev. (Mount Sinai School Medical)	5.150%	7/1/2024 (1)	9,000	9,501
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/2016 (1)	3,500	3,953
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/2020 (1)	6,000	6,851
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/2027 (1)	5,000	5,735
New York State Dormitory Auth. Rev. (New York Univ.)	5.500%	7/1/2031 (2)	17,410	19,718
New York State Dormitory Auth. Rev. (New York Univ.)	5.500%	7/1/2040 (2)	34,330	38,831
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2023 (4)	4,200	4,355
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2024 (2)	18,170	20,364
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2026 (2)	7,500	7,728
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2026 (2)	16,670	18,728
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2027 (2)	7,500	8,426
New York State Dormitory Auth. Rev. (Queens Hosp.)	5.450%	8/15/2019 (2)	3,975	4,135
New York State Dormitory Auth. Rev. (Rockefeller Univ.)	5.000%	7/1/2018	2,805	2,860
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/2019 (1)	15,900	18,012
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/2020 (1)	5,500	6,245
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.500%	7/1/2023 (1)	14,000	15,572
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.000%	7/1/2030	35,000	35,826
New York State Dormitory Auth. Rev. (St. Joseph's Hosp.)	5.250%	7/1/2018 (1)	6,700	6,842
New York State Dormitory Auth. Rev. (State Univ. Dormitory Facs.)	5.000%	7/1/2032	10,000	10,202
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	7/1/2009 (2)	1,590	1,656
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2010 (1)(Prere.)	5,000	5,351
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2010 (1)(Prere.)	10,660	11,409
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2010 (1)(Prere.)	12,500	13,378
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2012 (1)	16,160	17,226
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2013 (1)	27,285	29,085
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/2017 (4)	3,750	4,246
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/2021 (3)	3,000	3,353
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/2024 (3)	7,790	8,737
New York State Dormitory Auth. Rev. (Supported Debt - The New School)	5.000%	7/1/2031 (1)	8,765	9,010
New York State Dormitory Auth. Rev. (Supported Debt - The New School)	5.000%	7/1/2036 (1)	6,190	6,332
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/2024 (2)	4,680	5,249
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/2025 (2)	5,145	5,775
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/2026 (2)	10,140	11,344
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.000%	7/1/2026	2,500	2,599
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/2027 (2)	11,155	12,477
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/2028 (2)	8,500	9,575
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/2029 (2)	4,765	5,364
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/2030 (2)	7,500	8,444
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/2031 (2)	6,000	6,755
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.000%	7/1/2031	5,000	5,166
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.000%	7/1/2035	36,500	37,097
New York State Dormitory Auth. Rev. (The New York & Presbyterian Hosp.)	5.500%	2/1/2010 (2)	6,330	6,579
New York State Dormitory Auth. Rev. (Univ. of Rochester)	5.000%	7/1/2008 (1)(Prere.)	1,650	1,685
New York State Dormitory Auth. Rev. (Univ. of Rochester)	5.000%	7/1/2017 (1)	350	357
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/2009 (2)(Prere.)	1,085	1,121
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/2009 (2)(Prere.)	450	465
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/2009 (2)(Prere.)	2,235	2,319
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/2012 (2)	3,935	4,074
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/2015 (2)	1,915	1,974
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/2016 (2)	800	825
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.250%	7/1/2017 (4)	8,025	8,219
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.375%	7/1/2025 (4)	7,000	7,169
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2019 (2)	2,425	2,603
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2021 (2)	1,750	1,865
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2022 (2)	3,425	3,636
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2023 (2)	3,610	3,813
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2024 (2)	3,305	3,495
New York State Dormitory Auth. Rev. Non State Supported Debt (Fashion Institute of Technology Student Housing Corp.)	5.250%	7/1/2026 (3)	6,105	6,658
New York State Dormitory Auth. Rev. Non State Supported Debt (Fashion Institute of Technology Student Housing Corp.)	5.250%	7/1/2029 (3)	7,120	7,794
New York State Dormitory Auth. Rev. Non State Supported Debt (Fashion Institute of Technology Student Housing Corp.)	5.250%	7/1/2031 (3)	10,000	10,934
New York State Dormitory Auth. Rev. Non State Supported Debt (Fashion Institute of Technology Student Housing Corp.)	5.250%	7/1/2034 (3)	8,000	8,770
New York State Dormitory Auth. Rev. Non State Supported Debt (Long Island Jewish Obligated Group)	5.000%	5/1/2032	6,500	6,329
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/2022	8,000	7,660
New York State Dormitory Auth. Rev. Non State Supported Debt (St. John's Univ.)	5.250%	7/1/2032 (1)	20,000	21,082
New York State Dormitory Auth. Rev. Non State Supported Debt (Univ. of Rochester)	5.000%	7/1/2032	8,405	8,580
New York State Dormitory Auth. Rev. Non State Supported Debt (Vassar College)	5.000%	7/1/2046	30,000	30,248
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.245%	1/19/2010 (1)	10,000	9,788
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/2015	7,650	8,174
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/2016	3,095	3,283
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/2016	6,000	6,398
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/2018	10,000	10,566
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/2019	36,610	38,682
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/2022	3,085	3,471
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/2024	3,490	3,939
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/2025	4,540	4,696
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/2025	4,175	4,716
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/2026	2,890	3,270
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/2027	3,000	3,399
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/2028	3,095	3,528
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/2029	2,530	2,882
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/2030	2,600	2,959
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	4/15/2035	7,990	9,080
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	10/15/2035	5,815	5,956
New York State Local Govt. Assistance Corp.	5.250%	4/1/2015 (2)	8,000	8,089
New York State Thruway Auth. Rev.	5.250%	1/1/2008 (Prere.)	735	746
New York State Thruway Auth. Rev.	5.250%	1/1/2014	4,825	4,896
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/2010 (3)(Prere.)	5,575	5,919
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/2010 (3)(Prere.)	5,870	6,232
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/2010 (3)(Prere.)	3,000	3,185
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/2010 (3)(Prere.)	2,080	2,208
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/2010 (3)(Prere.)	2,500	2,654
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2011 (3)(Prere.)	2,000	2,146
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2011 (3)(Prere.)	3,000	3,218
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	10/1/2011 (1)(Prere.)	7,500	7,972
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2014 (2)	32,875	35,259
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/2025 (2)	10,000	10,342
New York State Thruway Auth. Rev. (Service Contract)	5.750%	4/1/2009 (1)(Prere.)	4,000	4,168
New York State Urban Dev. Corp. Rev. (Community Enhancement Fac.)	5.125%	4/1/2009 (2)(Prere.)	5,500	5,678
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	3,000	3,121
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	4,110	4,276
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	5,000	5,202
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	2,500	2,601
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.750%	1/1/2011 (4)(Prere.)	6,380	6,811
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/2023 (4)	7,860	8,149
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/2024 (4)	3,500	3,622
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2023 (1)	19,645	21,941
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2024 (1)	5,000	5,591
Niagara Falls NY Bridge Comm. Rev.	5.250%	10/1/2015 (3)	5,000	5,293
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/2020 (3)	8,685	10,366
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/2021 (3)	9,230	11,062
North Hempstead NY GO	6.400%	4/1/2010 (3)	1,500	1,599
North Hempstead NY GO	6.400%	4/1/2011 (3)	2,075	2,262
Onondaga County NY Public Improvements	5.875%	2/15/2008	1,250	1,263
Onondaga County NY Public Improvements	5.875%	2/15/2008	1,225	1,238
Orange County NY GO	5.000%	7/15/2019	1,500	1,571
Orange County NY GO	5.000%	7/15/2020	2,000	2,087
Orange County NY GO	5.000%	7/15/2021	1,035	1,077
Orange County NY GO	5.000%	7/15/2022	1,000	1,037
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/2033	27,615	28,086
Suffolk County NY GO	5.250%	5/1/2016 (4)	3,315	3,627
Suffolk County NY GO	5.250%	5/1/2017 (4)	9,780	10,667
Suffolk County NY Water Auth. Rev.	5.250%	6/1/2010 (2)(ETM)	3,790	3,951
Suffolk County NY Water Auth. Rev.	5.250%	6/1/2011 (2)(ETM)	2,380	2,518
Suffolk County NY Water Auth. Rev.	5.250%	6/1/2012 (2)(ETM)	4,290	4,591
Suffolk County NY Water Auth. Rev.	5.250%	6/1/2017 (2)(ETM)	1,695	1,850
Tobacco Settlement Asset Securitization Corp. Inc. New York	5.125%	6/1/2042	10,000	9,240
Triborough Bridge & Tunnel Auth. New York Rev.	6.750%	1/1/2009 (2)(ETM)	1,970	2,017
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/2014	3,000	3,173
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/2015	2,930	3,099
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/2016	2,500	2,639
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/2017	16,770	17,819
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/2018	2,330	2,447
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/2018	30,285	32,075
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/2019	43,025	45,569
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/2021 (1)(ETM)	5,000	5,869
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/2021 (1)	11,370	12,770
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.910%	9/11/2007	10,000	10,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.930%	9/11/2007	15,090	15,090
Outside New York:
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/2012 (1)(Prere.)	6,250	6,776
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/2012 (1)(Prere.)	6,500	7,047
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2015 (1)	5,000	5,135
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/2016 (1)	16,345	17,619
Puerto Rico GO	5.500%	7/1/2013 (3)	6,000	6,549
Puerto Rico GO	5.500%	7/1/2020 (3)	6,305	7,045
Puerto Rico GO	5.500%	7/1/2021 (1)	16,505	18,498
Puerto Rico GO	5.000%	7/1/2033	6,900	6,860
Puerto Rico Govt. Dev. Bank VRDO	3.730%	9/11/2007 (1)	6,840	6,840
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/2035 (1)	50,000	54,654
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds	5.500%	10/1/2040	10,560	11,077
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/2027 (3)	7,230	8,121
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/2027 (2)	25,000	28,080
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/2036 (2)	25,120	5,877
Puerto Rico Muni. Finance Agency	5.875%	8/1/2009 (4)(Prere.)	6,480	6,808
Puerto Rico Muni. Finance Agency	6.000%	8/1/2009 (4)(Prere.)	2,645	2,785
Puerto Rico Muni. Finance Agency	5.250%	8/1/2017 (4)	7,000	7,456
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	860	1,015
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	9,140	10,783
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/2011	2,000	2,047
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/2023	2,000	2,020

Total Municipal Bonds
(Cost $2,607,084)				2,623,065

Other Assets and Liabilities—Net (1.4%)				35,989

Net Assets (100%)				2,659,054

1	Securities with a value of $6,532,000 have been segregated as initial margin for open futures contracts.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2007.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation). (9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2007, the cost of investment securities for tax purposes was $2,607,886,000. Net unrealized appreciation of investment securities for tax purposes was $15,179,000, consisting of unrealized gains of $50,531,000 on securities that had risen in value since their purchase and $35,352,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(920)	100,323	(478)
30-Year U.S. Treasury Bond	(170)	18,966	(59)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2007

*By Power of Attorney, Filed on August 22, 2007, See File Number 333-145624. Incorporated by Reference.